FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2012
FINANCIAL STATEMENT SCHEDULE I [Abstract]
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEET

DECEMBER 31, 2011 AND 2012

(In U.S. dollars, except share data)

	December 31,
	2011	2012
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$3,291,387	$5,669,834
Prepaid expenses and other current assets	562,500	593,707
Amount due from related party	-	5,110,085

Total current assets	3,853,887	11,373,626
Investments in subsidiaries, net	307,534,867	190,945,888

TOTAL ASSETS	$311,388,754	$202,319,514

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$-	$214,231
Amount due to related party	210,523	-

Total current liabilities	210,523	214,231

EQUITY
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized as of December 31, 2011 and 2012; 175,714,103 and 175,714,103 shares issued as of December 31, 2011 and 2012, respectively and 175,714,103 and 172,877,433 shares outstanding as of December 31, 2011 and 2012, respectively)	17,571	17,288
Additional paid in capital	142,511,581	144,755,902
Retained earnings	150,204,956	38,276,015
Accumulated other comprehensive income	18,444,123	19,551,006
Treasury stock	-	(494,928)

Total shareholders' equity	311,178,231	202,105,283

TOTAL LIABILITIES AND EQUITY	$311,388,754	$202,319,514

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In U.S. dollars)

	Year ended December 31,
	2010	2011	2012
OPERATING EXPENSES
General and administrative	$(3,791,827)	$(2,355,174)	$(3,528,728)
Research and development	(96,827)	(75,508)	(175,242)

Total operating expenses	(3,888,654)	(2,430,682)	(3,703,970)

LOSS FROM OPERATION	(3,888,654)	(2,430,682)	(3,703,970)
Interest income	-	24,852	3,074

NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(3,888,654)	(2,405,830)	(3,700,896)
Equity in earnings of subsidiaries	72,459,911	35,729,782	(108,228,045)

NET INCOME (LOSS)	$68,571,257	$33,323,952	$(111,928,941)
Deemed dividend on Series A convertible redeemable preferred shares	(3,300,000)	-	-

Net income (loss) attributable to Daqo New Energy Corporation ordinary shareholders	$65,271,257	$33,323,952	$(111,928,941)

Other comprehensive income:
Foreign currency translation adjustments	5,659,570	12,167,255	2,206,182

Total other comprehensive income	5,659,570	12,167,255	2,206,182

Comprehensive income (loss)	$74,230,827	$45,491,207	$(109,722,759)

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CHANGES IN EQUITY

FOR YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In U.S. dollars, except share data)

	Ordinary shares		Treasury Stock	Additional paid in capital	Retained earnings	Accumulated other comprehensive income	Total
	Number	$
Balance at January 1, 2010	100,000,000	$10,000	$-	$258,583	$51,609,747	$617,298	$52,495,628

Net income	-	-	-	-	68,571,257	-	68,571,257
Other comprehensive income	-	-	-	-	-	5,659,570	5,659,570
Share-based compensation	-	-	-	1,614,756	-	-	1,614,756
Deemed dividend on Series A convertible redeemable preferred shares	-	-	-	-	(3,300,000)	-	(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares	29,714,103	2,971	-	58,899,769	-	-	58,902,740
Issuance of ordinary shares in the initial public offering (net of commission and issuance cost of $7,867,552)	46,000,000	4,600	-	79,532,448	-	-	79,537,048

Balance at December 31, 2010	175,714,103	17,571	-	140,305,556	116,881,004	6,276,868	263,480,999

Net income	-	-	-	-	33,323,952	-	33,323,952
Other comprehensive income	-	-	-	-	-	12,167,255	12,167,255
Share-based compensation	-	-	-	2,206,025	-	-	2,206,025

Balance at December 31, 2011	175,714,103	$17,571	$-	$142,511,581	$150,204,956	$18,444,123	$311,178,231

Net loss	-	-	-	-	(111,928,941)	-	(111,928,941)
Other comprehensive income	-	-	-	-	-	2,206,182	2,206,182
Share-based compensation	-	-	-	2,249,834	-	-	2,249,834
Repurchase	(2,836,670)	(283)	(494,928)	(5,513)	-	-	(500,724)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd	-	-	-	-	-	(1,099,299)	(1,099,299)

Balance at December 31, 2012	172,877,433	$17,288	$(494,928)	$144,755,902	$38,276,015	$19,551,006	$202,105,283

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In U.S. dollars)

	Year ended December 31,
	2010	2011	2012
OPERATING ACTIVITIES
Net income (loss)	$68,571,257	$33,323,952	$(111,928,941)
Share of results of subsidiaries	(72,459,911)	(35,729,782)	108,228,045
Share-based compensation	1,614,756	2,206,025	2,249,834
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	1,603,280	(142,001)	(31,207)
Changes in other current liabilities	(1,084,748)	(916,531)	214,231
Amount due from related party	-	-	(210,523)

Net cash used in operating activities	(1,755,366)	(1,258,337)	(1,478,561)

INVESTING ACTIVITIES
Capital contributed to subsidiaries	(33,199,062)	(37,990,278)	(4,811,175)
Receivable from investee	-	162,981	-
Cash collected from Daqo Canada	-	-	4,390,250
Disposition of Nanjing Daqo	-	-	4,778,657

Cash used in investing activities	(33,199,062)	(37,827,297)	4,357,732
FINANCING ACTIVITIES
Repurchase of ordinary shares	-	-	(500,724)
Repayment of other long-term borrowings	(7,130,000)	-	-
Cash proceeds from issuance of ordinary share	80,982,000	-	-
Issuance cost of ordinary shares	(1,444,953)	-	-

Cash provided by financing activities	72,407,047	-	(500,724)

NET INCREASE IN CASH AND CASH EQUIVALENTS	37,452,619	(39,085,634)	2,378,447
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,924,402	42,377,021	3,291,387

CASH AND CASH EQUIVALENTS AT END OF PERIOD	$42,377,021	$3,291,387	$5,669,834

Supplemental disclosure of cash flow information:
Disposition of Nanjing Daqo:
Total consideration	$-	$-	$9,888,742
Less: amount due from Daqo Group	-	-	(5,110,085)

Total cash consideration received	$-	$-	$4,778,657

Supplemental schedule of non-cash financing activities:
Conversion of Series A convertible redeemable preferred shares into ordinary shares	$58,902,740	$-	$-

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

Notes to Schedule I

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of Daqo New Energy Corp has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company.

4.	As of December 31, 2012, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.